Notes Payable	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Notes Payable

NOTE 6 – NOTES PAYABLE

	December 31, 2019	December 31, 2018

Note payable, in default, due January 13, 2019, interest at 8.3% per annum, secured by all the assets of the Company. As of the date of the financial statements, the note has not been fully paid, and the Company is in negotiations with the lender to cure this default.	$55,850	$80,000

Note payable, unsecured, due January 6, 2019, interest at 10% per year. The note was paid off in 2019.	-	100,000

Total notes payable (all current portion)	$55,850	$180,000